Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Income Taxes [Line Items]
Statutory federal income tax rate	21.00%	35.00%	35.00%
Tax Cuts And Jobs Act Of 2017, Deferred tax asset, provisional income tax benefit		$ 102,500,000
Effective income tax rate expense (benefit)	(22.10%)	29.70%	(35.30%)
Tax Legislation benefit	3.90%	65.10%
Tax Legislation adjustment, Income tax benefit	$ (2,200,000)
Unrecognized tax benefits	0	$ 0	$ 0
Unrecognized tax interest accrued	0	0	0
Unrecognized tax penalties accrued	0	0	0
Income taxes paid	$ 16,000,000	$ 6,800,000	$ 9,600,000